Segment Reporting - Adjusted EBITDA (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net income/(loss) attributable to Caesars		$ 2,004	$ (433)	$ (1,432)	$ (507)	$ (464)	$ (244)	$ (2,054)	$ (287)	$ (368)	$ (3,049)	$ 6,012
Net loss attributable to noncontrolling interests										(7)	(29)	(1)
Discontinued operations, net of income taxes										0	(3,380)	(155)
Income tax benefit/(provision)										(1,995)	327	(106)
Gain on deconsolidation of subsidiaries										(31)	0	(7,125)
Restructuring and support expenses										2,028	5,729	1,017
Loss on extinguishment of debt										232	0	0
Other income/(losses)										(95)	29	(7)
Interest expense										773	599	683
Depreciation and amortization										626	439	374
Other operating costs	[1]									65	91	162
Stock-based compensation expense										43	43	71
Other items (2)	[2]									90	81	64
Adjusted EBITDA										1,361	1,069	1,020
Caesars Interactive Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation expense											189	31
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to Caesars										(749)	(3,684)	5,314
Net loss attributable to noncontrolling interests										0	(33)	13
Discontinued operations, net of income taxes											(3,380)	(155)
Income tax benefit/(provision)										(1,993)	328	(106)
Gain on deconsolidation of subsidiaries										0		(7,125)
Restructuring and support expenses										1,851	5,729	1,017
Loss on extinguishment of debt										215
Other income/(losses)										(90)	29	(7)
Interest expense										555	548	640
Depreciation and amortization										20	5	16
Other operating costs	[1]									37	83	146
Stock-based compensation expense										36	38	66
Other items (2)	[2]									80	77	62
Adjusted EBITDA										(38)	(71)	(88)
Corporate and Other [Member] | Caesars Interactive Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation expense											189	31
Operating Segments [Member] | Las Vegas, NV [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to Caesars										484	506	519
Net loss attributable to noncontrolling interests										0	0	0
Discontinued operations, net of income taxes											0	0
Income tax benefit/(provision)										0	(1)	0
Gain on deconsolidation of subsidiaries										0		0
Restructuring and support expenses										0	0	0
Loss on extinguishment of debt										4
Other income/(losses)										(4)	0	0
Interest expense										65	21	16
Depreciation and amortization										420	344	278
Other operating costs	[1]									25	8	10
Stock-based compensation expense										4	3	3
Other items (2)	[2]									5	0	2
Adjusted EBITDA										1,003	881	828
Operating Segments [Member] | Las Vegas, NV [Member] | Caesars Interactive Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation expense											0	0
Operating Segments [Member] | Other U.S. [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to Caesars										(103)	129	179
Net loss attributable to noncontrolling interests										(7)	4	(14)
Discontinued operations, net of income taxes											0	0
Income tax benefit/(provision)										(2)	0	0
Gain on deconsolidation of subsidiaries										(31)		0
Restructuring and support expenses										177	0	0
Loss on extinguishment of debt										13
Other income/(losses)										(1)	0	0
Interest expense										153	30	27
Depreciation and amortization										186	90	80
Other operating costs	[1]									3	0	6
Stock-based compensation expense										3	2	2
Other items (2)	[2]									5	4	0
Adjusted EBITDA										396	259	280
Operating Segments [Member] | Other U.S. [Member] | Caesars Interactive Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation expense											0	0
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to Caesars										0	0	0
Net loss attributable to noncontrolling interests										0	0	0
Discontinued operations, net of income taxes											0	0
Income tax benefit/(provision)										0	0	0
Gain on deconsolidation of subsidiaries										0		0
Restructuring and support expenses										0	0	0
Loss on extinguishment of debt										0
Other income/(losses)										0	0	0
Interest expense										0	0	0
Depreciation and amortization										0	0	0
Other operating costs	[1]									0	0	0
Stock-based compensation expense										0	0	0
Other items (2)	[2]									0	0	0
Adjusted EBITDA										$ 0	0	0
Intersegment Eliminations [Member] | Caesars Interactive Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation expense											$ 0	$ 0

[1]	Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.
[2]	Other items includes other add-backs and deductions to arrive at Adjusted EBITDA but not separately identified such as litigation awards and settlements, costs associated with CEOC’s restructuring and related litigation, severance and relocation costs, sign-on and retention bonuses, permit remediation costs, and business optimization expenses.